Revenue From Contracts With Customers - Summary of the Set Out Below the Disaggregation of the Group's Revenue from Contracts with Customers (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of goods	₽ 81,414	₽ 53,487	₽ 33,920
Service revenue:
Marketplace commission	16,503	2,132	45
Delivery services	1,761	1,758	1,595
Advertising revenue	3,965	1,421	282
Travel ticketing commission	445	1,187	1,274
Other revenue	262	119	104
Total service revenue	22,936	6,617	3,300
Total revenue	104,350	60,104	37,220
At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of goods	81,414	53,487	33,920
Service revenue:
Marketplace commission	16,503	2,132	45
Delivery services	1,481	1,574	1,595
Advertising revenue	0	0	0
Travel ticketing commission	425	950	991
Other revenue	262	119	104
Total service revenue	18,671	4,775	2,735
Total revenue	100,085	58,262	36,655
Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of goods	0	0	0
Service revenue:
Marketplace commission	0	0	0
Delivery services	280	184	0
Advertising revenue	3,965	1,421	282
Travel ticketing commission	20	237	283
Other revenue	0	0	0
Total service revenue	4,265	1,842	565
Total revenue	₽ 4,265	₽ 1,842	₽ 565